Sales	12 Months Ended
Dec. 31, 2024
Deferred Revenue [Abstract]
Sales

18. Sales

The Company's revenue is mainly generated from vaccine sales, and the revenues by market type are as follows:

	For the year ended December 31,
	2024	2023 (Restated)	2022 (Restated)	2021 (Restated)
Sales
EPI	$50,362	$46,481	$695,835	$10,552,058
Private Pay	246,641	356,476	378,855	347,600
Export	64,371	67,213	398,737	8,465,696
Total Sales	$361,374	$470,170	$1,473,427	$19,365,354

Sales from the national expanded program of immunization ("EPI") and the private market mainly generated from Centers for Disease Control ("CDCs") vaccine procurement in China, while international market revenue is mainly generated from sales to the global vaccine alliance and national procurement agency.

Net product sales are recognized net of provisions for sales returns. As of December 31, 2024, sales return accrued liabilities of the Company's vaccine products was $35,094, (2023 - $66,876, 2022 - $19,975 and 2021 - $34,163, respectively. For the years ended 2024,

2023, 2022 and 2021, the Company recorded $28,841, $61,721, $21,722, and $28,038 of provisions for sales returns to deduct gross product sales related to variable consideration, respectively.

As of December 31, 2024, current deferred revenue included $12,211 of advances from customers (2023 - $27,049, 2022 - $25,543, 2021 - $79,718), and Non-current deferred revenue included $nil of advances from the PRC government for stockpiling of H5N1 and hepatitis A vaccines (2023 - $200, 2022 - $206, 2021 - $223).

During the years ended December 31, 2024, 2023, 2022 and 2021, changes in the Company's current deferred revenue were as follows:

	Balance, Beginning of Period	Additions	Deductions	Balance, End of Period
Year end December 31, 2024	$27,049	$6,183	$21,021	$12,211
Year end December 31, 2023	25,543	4,771	3,265	27,049
Year end December 31, 2022	79,718	17,549	71,724	25,543
Year end December 31, 2021	$363,787	$45,180	$329,249	$79,718

During the year ended December 31, 2023, 2022 and 2021, deductions resulted from current deferred revenue are related to the recognition of advances received from the customers as revenue. As the Company fulfills its performance obligations under contracts with customers, the previously recorded advances are recognized as revenue, resulting in a reduction in the short-term deferred revenue balance. During the year ended December 31, 2024, deduction from current deferred revenue resulted from the recognition of advances received from customers as revenue in the amount of $2,623, and from refunds of advances to customers due to sales return in the amount of $18,398.

During the year ended December 31, 2024, 2023, 2022 and 2021, additions mainly resulted from current deferred revenue are due to new advances from EPI and export markets.

Non-current deferred revenue is predominantly attributable to government stockpiling programs. From 2021 through 2023, the balance was substantially unchanged, except for impacts from foreign currency translation. Upon the satisfaction of performance obligations during the year ended December 31, 2024, the balance was fully recognized as revenue, reducing the carrying amount to zero.